Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000234653 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.70%
C000206278 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206278 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206278 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206278 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000206278 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000206278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206278 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000206278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000206278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000206278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000246834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000246834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000246834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%